Note 6 - Broker-dealers and Clearing Organizations and Other Receivables	12 Months Ended
Sep. 30, 2016
Notes to Financial Statements
Due to and from Broker-Dealers and Clearing Organizations Disclosure [Text Block]
NOTE
6.
BROKER - DEALERS AND CLEARING ORGANIZATIONS
AND OTHER
RECEIVABLES

At
September
30,
2016
and
2015,
the receivables of
$3,357,000
and
$3,078,000,
respectively, from broker - dealers and clearing organizations represent net amounts due for commissions and fees associated with the Company's retail brokerage business as well as asset based fee revenue associated with the Company's asset management advisory business. Other receivables at
September
30,
2016
and
2015
of
$5,430,000
and
3,709,000,
respectively, principally represent trailing commissions, tax and accounting fees and investment banking fees and are net of an allowance for uncollectable accounts of
$735,000
and
$573,000,
respectively.